Acquisitions - Additional Information (Details) $ in Thousands					3 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 01, 2022 USD ($)	Oct. 01, 2020 USD ($)	Aug. 20, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) business installment	Dec. 31, 2021 USD ($) business	Dec. 31, 2020 USD ($) business	Jan. 31, 2022 installment
Business Acquisition [Line Items]
Number of businesses acquired | business							1	0	2
Number of payment installments remaining | installment							2
Accrued earnout liability							$ 811	$ 2,924
Acquisition related costs							390	93	$ 3,135
Earnout performance measurement period			6 months
Interest expenses							5,687	4,555	1,128
Noncontrolling interest, purchase period after acquisition date				36 months
Viajanet
Business Acquisition [Line Items]
Business combination percentage of voting rights acquired		100.00%
Total consideration as of acquisition date		$ 13,971
Purchase price paid	$ 9,355	$ 9,355
Acquisition related costs							390
Asset acquisition due to sellers							3,744
Viajanet | Pro Forma
Business Acquisition [Line Items]
Incremental depreciation and amortization expense							$ 134	$ 268
Best Day Group
Business Acquisition [Line Items]
Business combination percentage of voting rights acquired			100.00%
Total consideration as of acquisition date			$ 10,288
Acquisition related costs									2,856
Contigent consideration			10,288
Contingencies					$ 1,769
Uncertain tax positions					6,486
Interest expenses					$ 3,700	$ 2,150
Koin
Business Acquisition [Line Items]
Business combination percentage of voting rights acquired				84.00%
Purchase price paid				$ 977
Number of payment installments remaining | installment										8
Business combination noncontrolling interest agreed consideration				4,320
Business combination noncontrolling interest fixed consideration at their option				2,880
Redeemable non-controlling interest				$ 2,655
Business combination acquisition related costs recognized in the income statement									$ 279
Maximum | Viajanet
Business Acquisition [Line Items]
Accrued earnout liability	$ 20,000
Maximum | Best Day Group
Business Acquisition [Line Items]
Earn out payable			20,000
Minimum | Best Day Group
Business Acquisition [Line Items]
Earn out payable			$ 0
Koin
Business Acquisition [Line Items]
Business acquisition redeemable non controlling interest percentage retained				16.00%
Koin (BVI) Limited | Koin
Business Acquisition [Line Items]
Business acquisition redeemable non controlling interest percentage retained				16.00%
Developed technology | Koin
Business Acquisition [Line Items]
Recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles				$ 150
Trademarks | Koin
Business Acquisition [Line Items]
Redeemable non-controlling interest				$ 593